                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:           3/31/2001
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:        28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ William Ehrman                  New York, NY            5/7/2001
------------------------   ------------------------------   ----------
    [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)










































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

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                   6
                                               -------------

Form 13F Information Table Entry Total:             126
                                               -------------

Form 13F Information Table Value Total:       $ 284,521.61
                                               -------------
                                               (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                         28-2948                      Jonas Gerstl
     --1----           -----------              --------------------------

                         28-2868                    Frederic Greenberg
     --2----           -----------              --------------------------

                         28-6826                      Julia Oliver
     --3----           -----------              --------------------------

                         28-5051                  EGS Management, L.L.C.
     --4----           -----------              --------------------------

                         28-5767                  EGS Partners, LLC
     --5----           -----------              --------------------------

                                                  Clifford Murray
     --6----           -----------              --------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE
  COLUMN 1               COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6      COLUMN 7         COLUMN 8

                                                MARKET    SHRS
                         TITLE                  VALUE     OR       SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP      (X1000)   PRN AMT  PRN CALL   DISCRETION     MGRS   SOLE     SHARED    NONE
--------------           --------    -----      -------   -------  --------   ----------     -----  ----------------------

ABGENIX               COM         00339B107      203      8,550   SH          OTHER       1,2,3,5,6              8,550
ABGENIX               COM         00339B107      982     41,450   SH          OTHER       1,2,3,4,6             41,450
ABIOMED, INC.         COM         003654100      343     21,768   SH          OTHER       1,2,3,5,6             21,768
ABIOMED, INC.         COM         003654100    2,053    130,332   SH          OTHER       1,2,3,4,6            130,332
ABBOTT LABORATORIES   COM         002824100    1,053     22,317   SH          OTHER       1,2,3,4,6             22,317
AMERICAN EAGLE OUTF   COM         02553E106      431     15,000   SH          OTHER       1,2,3,4,6             15,000
AEP INDUSTRIES INC    COM         001031103      513     11,380   SH          OTHER       1,2,3,5,6             11,380
AEP INDUSTRIES INC    COM         001031103   83,246  1,847,345   SH          OTHER       1,2,3,4,6          1,847,345
AMERICAN HOME PRODU   COM         026609107      223      3,800   SH          OTHER       1,2,3,5,6              3,800
AMERICAN HOME PRODU   COM         026609107    1,956     33,300   SH          OTHER       1,2,3,4,6             33,300
AMGEN CORP.           COM         031162100      966     16,050   SH          OTHER       1,2,3,4,6             16,050
AMYLIN PHARMACEUTIC   COM         032346108      114     11,466   SH          OTHER       1,2,3,5,6             11,466
AMYLIN PHARMACEUTIC   COM         032346108      761     76,534   SH          OTHER       1,2,3,4,6             76,534
AMARIN CORP           COM         023111107    4,492  8,639,136   SH          OTHER       1,2                8,639,136
ABERCROMBIE & FITCH   COM         002896207      500     15,300   SH          OTHER       1,2,3,4,6             15,300
ALZA CORP             COM         022615108    2,143     52,920   SH          OTHER       1,2,3,4,6             52,920
ASTRAZENECA GROUP P   COM         046353108      282      5,850   SH          OTHER       1,2,3,5,6              5,850
ASTRAZENECA GROUP P   COM         046353108    1,889     39,150   SH          OTHER       1,2,3,4,6             39,150
BIOTECH HOLDRS TRUS   COM         09067D201       74        650   SH          OTHER       1,2,3,5,6                650
BIOTECH HOLDRS TRUS   COM         09067D201      496      4,350   SH          OTHER       1,2,3,4,6              4,350
BROOKSTONE INC        COM         114537103      583     39,171   SH          OTHER       1,2,3,4,6             39,171
BRISTOL MYERS SQUIB   COM         110122108      116      1,950   SH          OTHER       1,2,3,5,6              1,950
BRISTOL MYERS SQUIB   COM         110122108      775     13,050   SH          OTHER       1,2,3,4,6             13,050
BIOTRANSPLANT, INC.   COM         09066Y107       61     11,457   SH          OTHER       1,2,3,5,6             11,457
BIOTRANSPLANT, INC.   COM         09066Y107      542    102,043   SH          OTHER       1,2,3,4,6            102,043
BOYD GAMING CORP.     COM         103304101       81     24,100   SH          OTHER       1,2,3,4,6             24,100
CANDIE'S INC          COM         137409108      175    100,000   SH          OTHER       1,2,3,4,6            100,000
CARNIVAL CORP         COM         143658102    1,785     64,500   SH          OTHER       1,2,3,4,6             64,500
CELLEGY PHARMACEUTI   COM         15115L103       11      2,181   SH          OTHER       1,2,3,5,6              2,181
CELLEGY PHARMACEUTI   COM         15115L103      243     47,394   SH          OTHER       1,2,3,4,6             47,394
CASUAL MALE CORP.     COM         148710106      152     50,600   SH          OTHER       1,2,3,4,6             50,600
CORVEL  CORP          COM         221006109    1,517     42,896   SH          OTHER       1,2,3,5,6             42,896
CORVEL  CORP          COM         221006109    4,988    141,007   SH          OTHER       1,2,3,4,6            141,007
CELL THERAPEUTICOM,   COM         150934107      313     17,453   SH          OTHER       1,2,3,5,6             17,453
CELL THERAPEUTICOM,   COM         150934107    2,403    133,947   SH          OTHER       1,2,3,4,6            133,947
CORVAS INTERNATIONA   COM         221005101        4        390   SH          OTHER       1,2,3,5,6                390
CORVAS INTERNATIONA   COM         221005101      433     48,060   SH          OTHER       1,2,3,4,6             48,060
CROWN AMERICAN REAL   SH BEN
                      INT         228186102      168     24,900   SH          OTHER       1,2,3,4,6             24,900


                                      4




HEARX,  LTD           COM         422360305       20     10,100   SH          OTHER       1,2,3,4,6             10,100
EQUITY MARKETING IN   COM         294724109      270     29,600   SH          OTHER       1,2,3,4,6             29,600
ENDOCARE, INC.        COM         29264P104       73     10,049   SH          OTHER       1,2,3,5,6             10,049
ENDOCARE, INC.        COM         29264P104      490     67,251   SH          OTHER       1,2,3,4,6             67,251
EP MEDSYSTEMS INC     COM         26881P103       98     43,698   SH          OTHER       1,2,3,5,6             43,698
EP MEDSYSTEMS INC     COM         26881P103      485    215,682   SH          OTHER       1,2,3,4,6            215,682
EP MEDSYSTEMS INC     COM         26881P103    2,588  1,150,000   SH          OTHER       1,2                1,150,000
FEDERATED DEPT STOR   COM         31410H101      436     10,500   SH          OTHER       1,2,3,4,6             10,500
FLAMEL TECHNOLOGIES   COM         338488109      219     69,531   SH          OTHER       1,2,3,5,6             69,531
FRESENIUS MEDICAL C   SPON ADR
                      PREF        358029205       13        862   SH          OTHER       1,2,3,5,6                862
FRESENIUS MEDICAL C   SPON ADR
                      PREF        358029205      164     10,638   SH          OTHER       1,2,3,4,6             10,638
FOREST LABORATORIES   COM         345838106    1,481     25,000   SH          OTHER       1,2,3,4,6             25,000
FOOTSTAR INC          COM         344912100      281      7,000   SH          OTHER       1,2,3,4,6              7,000
GADZOOKS INC          COM         362553109      330     15,000   SH          OTHER       1,2,3,4,6             15,000
GUILFORD PHARMACEUT   COM         401829106      389     21,050   SH          OTHER       1,2,3,5,6             21,050
GUILFORD PHARMACEUT   COM         401829106      721     38,950   SH          OTHER       1,2,3,4,6             38,950
GAP INC               COM         364760108      213      9,000   SH          OTHER       1,2,3,4,6              9,000
HARRAH'S ENTERTAINM   COM         413619107      589     20,000   SH          OTHER       1,2,3,4,6             20,000
HEALTHSOUTH CORP.     COM         421924101      967     75,000   SH          OTHER       1,2,3,5,6             75,000
INTEGRA LIFESCIENCE   COM         457985208      262     19,254   SH          OTHER       1,2,3,5,6             19,254
INTEGRA LIFESCIENCE   COM         457985208    1,325     97,254   SH          OTHER       1,2,3,4,6             97,254
INTIMATE BRANDS, IN   COM         461156101      221     15,000   SH          OTHER       1,2,3,4,6             15,000
ICN PHARMACEUTICALS   COM         448924100      233      9,170   SH          OTHER       1,2,3,5,6              9,170
ICN PHARMACEUTICALS   COM         448924100    1,903     74,830   SH          OTHER       1,2,3,4,6             74,830
INTERNATIONAL GAME    COM         459902102      609     12,100   SH          OTHER       1,2,3,4,6             12,100
INTUITIVE SURGICAL    COM         46120E107       48      9,880   SH          OTHER       1,2,3,5,               9,880
INTUITIVE SURGICAL    COM         46120E107      243     49,820   SH          OTHER       1,2,3,4,6             49,820
JAKKS PACIFIC, INC.   COM         47012E106      239     22,500   SH          OTHER       1,2,3,4,6             22,500
J.C. PENNEY COMPANY   COM         708160106      344     21,500   SH          OTHER       1,2,3,4,6             21,500
LIMITED INC, THE      COM         532716107      220     14,000   SH          OTHER       1,2,3,4,6             14,000
MANDALAY RESORT GRO   COM         562567107      339     17,000   SH          OTHER       1,2,3,4,6             17,000
MEDTRONIC INC         COM         585055106      955     20,880   SH          OTHER       1,2,3,4,6             20,880
MEDTRONIC, INC. RST   COM         585055106      453     11,053   SH          OTHER       1,2                   11,053
MED-DESIGN CORP       COM         583926100      413     30,600   SH          OTHER       1,2,3,5,6             30,600
MED-DESIGN CORP       COM         583926100      504     37,300   SH          OTHER       1,2,3,4,6             37,300
MEDAREX, INC.         COM         583916101      276     16,510   SH          OTHER       1,2,3,5,6             16,510
MEDAREX, INC.         COM         583916101    2,228    133,490   SH          OTHER       1,2,3,4,6            133,490
MGM MIRAGE INC        COM         552953101      590     23,500   SH          OTHER       1,2,3,4,6             23,500
MINIMED, INC.         COM         60365K108      136      4,680   SH          OTHER       1,2,3,5,6              4,680
MINIMED, INC.         COM         60365K108      910     31,320   SH          OTHER       1,2,3,4,6             31,320
MERCK & CO. INC.      COM         589331107    2,508     33,044   SH          OTHER       1,2,3,4,6             33,044
MICRO THERAPEUTICOM   COM         59500W100      108     20,083   SH          OTHER       1,2,3,5,6             20,083
MICRO THERAPEUTICOM   COM         59500W100      861    160,152   SH          OTHER       1,2,3,4,6            160,152
MAXXAM INC.           COM         577913106      150     11,500   SH          OTHER       1,2,3,4,6             11,500
NETSPEAK CORPORATIO   COM         64115D109       18     20,000   SH          OTHER       1,2,3,4,6             20,000
OSTEOTECH, INC.       COM         688582105      185     34,350   SH          OTHER       1,2,3,5,6             34,350
OSTEOTECH, INC.       COM         688582105      782    145,540   SH          OTHER       1,2,3,4,6            145,540
ORATEC INTERVENTION   COM         68554M108       58      7,185   SH          OTHER       1,2,3,5,6              7,185
ORATEC INTERVENTION   COM         68554M108      384     47,615   SH          OTHER       1,2,3,4,6             47,615


                                      5




PHARMACIA CORPORATI   COM         71713U102    1,259     25,000   SH          OTHER       1,2,3,4,6             25,000
PHYSIOMETRIX INC      COM         718928104      829     99,000   SH          OTHER       1,2                   99,000
PIER 1 IMPORTS INC/   COM         720279108      390     30,000   SH          OTHER       1,2,3,4,6             30,000
POLYMEDICA CORP       COM         731738100      146      6,400   SH          OTHER       1,2,3,5,6              6,400
POLYMEDICA CORP       COM         731738100      859     37,746   SH          OTHER       1,2,3,4,6             37,746
PENWEST PHARMACEUTI   COM         709754105      490     39,600   SH          OTHER       1,2,3,5,6             39,600
PENWEST PHARMACEUTI   COM         709754105    2,146    173,400   SH          OTHER       1,2,3,4,6            173,400
PACIFIC SUNWEAR OF    COM         694873100      234      8,500   SH          OTHER       1,2,3,4,6              8,500
PHILLIPS-VAN HEUSEN   COM         718592108      204     13,500   SH          OTHER       1,2,3,4,6             13,500
RAILAMERICA, INC.     COM         750753105      370     37,021   SH          OTHER       1,2,3,5,6             37,021
RAILAMERICA INC       COM         750753105   33,783  3,265,939   SH          OTHER       1,2,3,4,6          3,265,939
ROYAL CARIBBEAN CRU   COM         780153AK8      461     20,000   SH          OTHER       1,2,3,4,6             20,000
POLO RALPH LAUREN C   COM         731572103      220      8,000   SH          OTHER       1,2,3,4,6              8,000
SFBC INTERNATIONAL,   COM         784121105       93     10,200   SH          OTHER       1,2,3,4,6             10,200
SCHERING PLOUGH COR   COM         806605101    1,017     27,840   SH          OTHER       1,2,3,4,6             27,840
SALIX PHARMACEUTICA   COM         G77770108    1,114     74,245   SH          OTHER       1,2,3,4,6             74,245
STEIN MART INC.       COM         858375108      273     25,000   SH          OTHER       1,2,3,4,6             25,000
SERONO SA -ADR        COM         81752M101       79      3,900   SH          OTHER       1,2,3,5,6              3,900
SERONO SA -ADR        COM         81752M101      527     26,100   SH          OTHER       1,2,3,4,6             26,100
TIMBERLAND COMPANY    COM         887100105      991     19,500   SH          OTHER       1,2,3,4,6             19,500
TARGET CORPORATION    COM         87612E106      487     13,500   SH          OTHER       1,2,3,4,6             13,500
THORATEC LABS CORP    COM         885175307        4        520   SH          OTHER       1,2,3,5,6                520
THORATEC LABS CORP    COM         885175307      630     74,070   SH          OTHER       1,2,3,4,6             74,070
TIFFANY & CO          COM         886547108      518     19,000   SH          OTHER       1,2,3,4,6             19,000
TALBOTS INC           COM         874161102    1,104     26,000   SH          OTHER       1,2,3,4,6             26,000
TRANSPORTACION MARI   ADR SER
                      LSH         893868208   44,087  3,692,419   SH          OTHER       1,2,3,4,6          3,692,419
TRANSPORTACION MARI   SPON ADR A  893868307   39,184  3,693,140   SH          OTHER       1,2,3,4,6          3,693,140
TOO INC               COM         890333107      285     15,200   SH          OTHER       1,2,3,4,6             15,200
TOYS R US INC.        COM         892335100      640     25,500   SH          OTHER       1,2,3,4,6             25,500
TRIARC COMPANIES, I   CALL        895927901      612     24,870        CALL   OTHER       1,2,3,4,6             24,870
CALLS TRIARC CO., I   CALL        895927901    5,781    235,000        CALL   OTHER       1,2,3,4,6            235,000
TRIANGLE PHARMACEUT   COM         89589H104       26      4,550   SH          OTHER       1,2,3,5,6              4,550
TRIANGLE PHARMACEUT   COM         89589H104      265     46,050   SH          OTHER       1,2,3,4,6             46,050
VALENTIS, INC.        COM         91913E104      253     50,000   SH          OTHER       1,2,3,4,6             50,000
WET SEAL INC  -CL A   COM         961840105      256     10,000   SH          OTHER       1,2,3,4,6             10,000
ZALE CORP             COM         988858106      505     17,400   SH          OTHER       1,2,3,4,6             17,400















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